Financial assets sold under repurchase agreements – Summary of Disclosure Of Detailed Information of Repurchase And Reverse Repurchase Agreements Explanatory (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Principal	¥ 1,661,960	¥ 782,397
Accrued interest	48	62
Total	¥ 1,662,008	¥ 782,459